Goodwill - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 379
Power and Vision [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 379